COMMITMENTS AND CONTINGENT LIABILITIES (Book Value of Assets Pledged) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Book value of consolidated assets pledged under ship mortgages	$ 2,310,000	$ 1,864,000
Vessels and equipment, net
Other Commitments [Line Items]
Book value of consolidated assets pledged under ship mortgages	2,107,000	1,189,000
Investments in sales-type, direct financing leases and leaseback assets
Other Commitments [Line Items]
Book value of consolidated assets pledged under ship mortgages	$ 203,000	$ 675,000